Expense Example - VIPInvestmentGradeBondIIPortfolio-InitialPRO - VIPInvestmentGradeBondIIPortfolio-InitialPRO - VIP Investment Grade Bond II Portfolio - VIP Investment Grade Bond II Portfolio - Initial Class
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493